SHARE-BASED PAYMENTS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($) Retirement_Plan $ / shares shares	Mar. 31, 2018 CAD ($) $ / shares shares	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocation of recognized period costs, capitalized amount | $	$ 0.8	$ 0.4
Subscription price, percentage	100.00%
Not exercisable options, grant date, period	12 months
Exercisable options, grant date, period	4 years
Share-based payments | $	$ 18.9	$ 17.8
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares) | shares	13,446,114	14,677,714
Weighted average market share price | $ / shares	$ 27.11	$ 22.15
Share-based payments | $	$ 6.4	$ 4.9
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer matching contribution, matching, percentage	50.00%
Employer matching contribution, percent of employees' gross pay	3.00%
Executive Deferred Share Unit (EDSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of days prior to incentive compensation, payable to executives	5 days
Value of executive deferred share unit (edsu), shares | shares	1
Deferred Share Unit (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of deferred share unit (dsu), shares | shares	1
Number of days prior to issuance of deferred shares units	10 days
Long Term Incentive Time Based Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term incentive time based plans | Retirement_Plan	2
Value of long-term incentive time based plans, shares (in shares) | shares	1
Number of long-term incentive time based plans no longer granted | Retirement_Plan	1
Long-Term Incentive – Deferred Share Unit Plan (LTI-DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Long-Term Incentive – Time Based Restricted Share Unit Plan (LTI-TB RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Long-Term Incentive – Restricted Share Unit Plan (LTI-RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	33.00%
Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Equity swap agreements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hedging recovery, recognized | $	$ 13.2	$ 8.0
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options, period	7 years
Top of range | Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria, percentage	200.00%
Bottom of range | Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria, percentage	0.00%
Year 1 | Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Vesting period			16.00%
Year 2 | Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Vesting period		33.00%
Year 3 | Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting period	50.00%